Financial Instruments	9 Months Ended
Sep. 30, 2021
Fair Value Disclosures [Abstract]
Financial Instruments	Financial Instruments
a)Fair Value Measurements

For a description of how the Company estimates fair value and for a description of the fair value hierarchy levels, see "Item 18 – Financial Statements: Note 11" in the Company’s Annual Report on Form 20-F for the year ended December 31, 2020.

The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis, as well as the estimated fair value of the Company’s financial instruments that are not accounted for at fair value on a recurring basis.

		September 30, 2021		December 31, 2020
	Fair Value Hierarchy Level	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $
Recurring
Cash, cash equivalents and restricted cash (note 19)	Level 1	287,624	287,624	405,890	405,890
Derivative instruments (note 10)
Interest rate swap agreements – assets (1)	Level 2	816	816	—	—
Interest rate swap agreements – liabilities (1)	Level 2	(34,516)	(34,516)	(77,873)	(77,873)
Cross currency interest swap agreements – assets (1)	Level 2	3,891	3,891	4,505	4,505
Cross currency interest swap agreements – liabilities (1)	Level 2	(20,533)	(20,533)	(20,022)	(20,022)
Foreign currency contracts	Level 2	(56)	(56)	—	—
Forward freight agreements	Level 2	(270)	(270)	—	—
Non-recurring
Vessels and equipment	Level 2	—	—	99,967	99,967
Assets held for sale (2)	Level 2	12,740	12,740	31,680	31,680
Operating lease right-of-use assets (note 13)	Level 2	—	—	1,799	1,799
Other
Loans to equity-accounted investees – current	(3)	22,588	(3)	16,772	(3)
Advances to equity-accounted investees and joint venture partners – long-term	(3)	106,420	(3)	111,338	(3)
Short-term debt (note 8)	Level 2	(20,000)	(20,000)	(10,000)	(10,000)
Long-term debt – public (note 9)	Level 1	(585,013)	(607,893)	(587,913)	(597,281)
Long-term debt – non-public (note 9)	Level 2	(1,528,166)	(1,555,742)	(1,467,194)	(1,481,093)
Obligations related to finance leases, including current portion (note 5)	Level 2	(1,520,860)	(1,610,745)	(1,700,965)	(1,868,667)

(1)The fair value of the Company's interest rate swap and cross currency swap agreements at September 30, 2021 includes $3.0 million (December 31, 2020 – $6.1 million) of accrued interest expense which is recorded in accrued liabilities on the unaudited consolidated balance sheet.
(2)In September 2021, the carrying value of one Aframax tanker was written down to its estimated sales price, less selling costs. See Note 13.
(3)In these unaudited interim consolidated financial statements, the Company’s loans to and investments in equity-accounted investments form the aggregate carrying value of the Company’s interests in entities accounted for by the equity method. The fair value of the individual components of such aggregate interests is not determinable.
b) Credit Losses

For a description of the Company's exposure to potential credit losses under ASC 326, see "Item 18 – Financial Statements: Note 11b" in the Company’s Annual Report on Form 20-F for the year ended December 31, 2020.

The following table includes the amortized cost basis of the Company's direct interests in financing receivables and net investment in direct financing leases by class of financing receivables and by period of origination and their associated credit quality.

	Amortized Cost Basis by Origination Year
	Credit Quality Grade (1)	2020	2018	2016 and prior	Total
As at September 30, 2021		$	$	$	$
Sales-type lease – Teekay Parent
Petrojarl Foinaven FPSO	Performing	14,574	—	—	14,574

Direct financing leases – Teekay LNG
Tangguh Hiri and Tangguh Sago	Performing	—	—	322,949	322,949
Bahrain Spirit	Performing	—	210,190	—	210,190
		—	210,190	322,949	533,139
Loans to equity-accounted joint ventures
Exmar LPG Joint Venture	Performing	—	—	32,266	32,266
Bahrain LNG Joint Venture	Performing	—	—	73,375	73,375
Other	Performing	660	—	—	660
		660	—	105,641	106,301
		15,234	210,190	428,590	654,014
As at December 31, 2020
Sales-type lease – Teekay Parent
Petrojarl Foinaven FPSO	Performing	15,472	—	—	15,472

Direct financing leases – Teekay LNG
Tangguh Hiri and Tangguh Sago	Performing	—	—	332,308	332,308
Bahrain Spirit	Performing	—	211,939	—	211,939
		—	211,939	332,308	544,247
Loans to equity-accounted joint ventures
Exmar LPG Joint Venture	Performing	—	—	42,266	42,266
Bahrain LNG Joint Venture	Performing	—	—	73,375	73,375
Other	Performing	991	—	—	991
		991	—	115,641	116,632
		16,463	211,939	447,949	676,351
(1)For a description of how the Company's credit quality grades are determined see "Item 18 – Financial Statements: Note 11b" in the Company’s Annual Report on Form 20-F for the year ended December 31, 2020. As at September 30, 2021, all direct financing and sales-type leases held by the Company and Teekay LNG's equity-accounted joint ventures had a credit quality grade of performing.
Changes in the allowance for credit losses for the three and nine months ended September 30, 2021 are as follows:

	Direct Financing and Sales-Type Leases (1)(2) $	Direct Financing and Sales-Type Leases and Other within Equity-Accounted Joint Ventures (1)(2) $	Loans to Equity-Accounted Joint Ventures (1)(2) $	Guarantees of Debt (1)(2) $	Total $
Three and Nine Months Ended September 30, 2021
As at December 31, 2020	31,078	54,937	4,726	2,080	92,821
Provision for (reversal of) potential credit losses	4,726	6,677	(981)	218	10,640
As at March 31, 2021	35,804	61,614	3,745	2,298	103,461
(Reversal of) provision for potential credit losses	(404)	722	255	(298)	275
As at June 30, 2021	35,400	62,336	4,000	2,000	103,736
(Reversal of) provision for potential credit losses	(1,400)	(1,736)	300	(200)	(3,036)
As at September 30, 2021	34,000	60,600	4,300	1,800	100,700

Three and Nine Months Ended September 30, 2020
As at January 1, 2020	11,155	36,292	3,714	2,139	53,300
(Reversal of) provision for potential credit losses	(100)	8,980	—	—	8,880
As at March 31, 2020	11,055	45,272	3,714	2,139	62,180
Provision for (reversal of) potential credit losses	465	(423)	83	(288)	(163)
As at June 30, 2020	11,520	44,849	3,797	1,851	62,017
Provision for (reversal of) potential credit losses	13,805	7,099	877	(285)	21,496
As at September 30, 2020	25,325	51,948	4,674	1,566	83,513

(1)For a description of how the credit loss provision for direct financing leases, direct financing and sales-type leases and other within equity-accounted joint ventures, loans to equity-accounted joint ventures and guarantees of debt was determined for the three and nine months ended September 30, 2021 and 2020, see "Item 18 – Financial Statements: Note 11b" in the Company’s Annual Report on Form 20-F for the year ended December 31, 2020.
(2)The changes in credit loss provision of ($1.4) million and $2.9 million for the three and nine months ended September 30, 2021, respectively ($13.8 million and $14.2 million for the three and nine months ended September 30, 2020, respectively), relating to the Company's consolidated vessels, are included in other expense on the unaudited consolidated statements of income. The change in the credit loss provision for the nine months ended September 30, 2021 primarily reflects a decline in the estimated charter-free valuations for certain types of Teekay LNG's LNG carriers at the end of their time-charter contract, which are accounted for as direct financing leases. These estimated future charter-free values are subject to change based on the underlying LNG shipping market fundamentals and it is possible that these estimates could vary by material amounts in future periods.
The changes in credit loss provision of ($1.7) million and $5.7 million for the three and nine months ended September 30, 2021, respectively ($7.1 million and $15.7 million for the three and nine months ended September 30, 2020, respectively), relating to the direct financing and sales-type leases and other within Teekay LNG's equity-accounted joint ventures are included in equity income. The change in credit loss provision for the nine months ended September 30, 2021 primarily reflects a decline in the estimated charter-free valuations for certain types of LNG carriers at the end of their time-charter contract, which are accounted for as direct financing and sales-type leases.
The changes in the credit loss provision for the Company's consolidated vessels and the vessels within Teekay LNG's equity-accounted joint ventures for the nine months ended September 30, 2021 do not reflect any material change in expectations of the charterers' ability to make their time-charter hire payments as they come due compared to the beginning of the year.